BANK LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
Secured loan [Abstract]
BANK LOANS AND OTHER BORROWINGS
26	BANK LOANS AND OTHER BORROWINGS

	2020	2019
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	195,886	131,231
Other borrowings	57,014	34,013
Non-bank loans	25,532	-
	278,432	165,244

Analysed between:
Current portion	53,394	20,696
Non-current portion	225,038	144,548
	278,432	165,244

Interest payable (included in bank loans)	920	943

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	172,150	144,548
After 5 years	52,888	-
	225,038	144,548

Bank loans

i.	$100.0 million senior secured credit facility

The facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 2.95% per annum and is made up of two tranches. Tranche A and B are repayable quarterly commencing 16 August 2018 and mature on 15 May 2022 and 15 May 2023 respectively, with the option to extend for a further two years. Facility fees of $1,750,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balance in relation to this facility is $21,821,000, net of $829,000 facility fees (2019: $49,088,000, net of $1,180,000 facility fees).

ii.	$27.0 million senior secured credit facility

The facility bears interest at LIBOR plus 2.65% per annum, was fully drawn down in 2016 and is repayable quarterly, commencing 11 April 2017 and matures on January 11, 2021, with the option to extend for a further two years. As at 31 December 2019, the outstanding balance in relation to this facility was $19,067,000. The loan was fully settled in 2020.

iii.	$6.3 million senior secured credit facility

The facility bears interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 6 September 2018 and matures on 6 June 2023. Facility fees of $32,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balance in relation to this facility is $3,154,000, net of $15,000 facility fees (2019: $4,421,000, net of $22,000 facility fees).

iv.	$29.9 million senior secured credit facility

The facility bears interest at LIBOR plus 3.2% per annum and is repayable quarterly, commencing on 24 April 2019 and matures on 21 December 2023. Facility fees of $373,000 were payable to the lender upon drawdown of the loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balance in relation to this facility is $25,223,000, net of $227,000 facility fees (2019: $27,776,000, net of $304,000 facility fees).

v.	Combined $31.4 million senior secured credit facility

On 29 July 2019, the Group entered into two term facilities, each for an amount up to $15,720,000 to finance the acquisition of two supramax newbuildings. The facilities bear interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 5 November 2019 and 20 December 2019 and matures on 5 August 2026 and 24 September 2026. Facility fees of $78,600 were payable to the lender upon drawdown of each loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balances in relation to these facilities are $28,752,000, net of $127,000 facility fees (2019: $30,879,000, net of $149,000 facility fees).

vi.	Combined $114.1 million senior secured credit facility

On 10 February 2020, the Group entered into a senior secured term loan facility for 11 drybulk vessels for the purpose of refinancing the existing indebtedness. The facility bears interest at LIBOR plus 3.10% per annum and is repayable quarterly, commencing on 13 May 2020 and matures on 13 February 2025. Facility fees of $1,634,137 were payable to the lender upon drawdown of the loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balances in relation to these facilities are $104,687,000, net of $1,346,000 facility fees.

vii.	Combined $13.1 million senior secured credit facility

On 31 January 2020, the Group entered into a senior secured term loan facility for 1 drybulk vessel for the purpose of refinancing the existing indebtedness. The facility bears interest at LIBOR plus 2.75% per annum and is repayable quarterly, commencing on 13 May 2020 and matures on 13 February 2025. Facility fees of $131,300 were payable to the lender upon drawdown of the loan agreement. This was recorded as a transaction cost to the loan account to the extent the loan was drawn down. As at 31 December 2020, the outstanding balance in relation to this facility is $12,249,000, net of $108,000 facility fees.

The bank loans are secured on cash and certain ships owned by the Group. The cash pledged and the carrying value of the ships under security charge as at 31 December 2020 is $12,623,000 (2019: $12,778,000) and $406,805,000 (2018: $265,874,000) respectively. In addition, there are charges over the relevant subsidiaries’ earnings, insurances, charter and charter guarantees and any requisition compensation.  Certain of the bank loans are guaranteed by Grindrod Shipping Pte. Ltd. and/or Grindrod Shipping Holdings Ltd.

The bank loans are arranged at LIBOR plus the respective margins. These bear a weighted average effective interest rate of 3.71% (2019: 5.09%) per annum.

These bank loan facilities contain financial covenants where the most stringent of which require the Group to maintain the following:

•
book value net worth of the lower of (a) the aggregate of $240 million (except as at 31 December 2020 it shall be $225 million) (2019: $240 million) plus 25% of the amount of positive retained earnings plus 50% of each capital raise; and (b) $275 million;

•
cash and cash equivalent (including restricted cash held in the debt service reserve account) as at 30 June 2020 and 30 September 2020, shall not be less than $20 million and, at all other times, not less than $30 million (2019: $30 million);

•	a ratio of debt to market adjusted tangible fixed assets of not more than 80% as at 31 December 2020 and from 1 January 2021 not be more than 75 per cent (2019: 75%) and
•	positive working capital, such that consolidated current assets must exceed the consolidated current liabilities excluding any adjustments made for IFRS as of 30 June and 31 December excluding any liabilities owed to Sankaty European Investments III S.à.r.l, or Sankaty and disclosed as non-bank loan below as at 30 June 2020, 30 September 2020 and 31 December 2020.

The Group was in compliance with its financial covenants as of 31 December 2020 and 31 December 2019.

Other borrowings

Other borrowings relate to $62,550,000 (2019: $35,750,000) in financing arrangements entered into with third parties with respect to four (2019: three) of the vessels in the Group we regard as owned. The arrangements commenced on 26 June 2019, 20 September 2019, 20 November 2019 and 22 December 2020, respectively, are payable monthly in advance and bear interest at 3 month LIBOR plus 1.7% per annum. The loans mature on 26 May 2030, 20 August 2031, 20 October 2031 and 30 November 2035. As at 31 December 2020, the outstanding balances in relation to these borrowings is $57,014,000 (2019: $34,013,000). The carrying value of the ships under security charge as at 31 December 2020 is $67,265,000 (2019: $37,980,000).

Non-bank loan

On 13 February 2020, the Group entered into a $35,833,000 senior secured term loan facility with Sankaty to partly finance the acquisition of the subsidiary; IVS Bulk Pte. Ltd (Note 41.1). The facility bears interest at a fixed rate of 7.5% per annum, payable or compounded quarterly and matures on 13 June 2021. All prepayments are subject to a premium calculated at 4.00%. The facility is secured by among other things a first fixed charge over all the shares held by Grindrod Shipping
Pte. Ltd.
in IVS Bulk. The value of the security (tested on a quarterly basis) must be at least 1.30 times the amount of the outstanding principal of the loan. As at 31 December 2020, the outstanding balance in relation to this facility is $25,532,000, net of $339,000 facility fees.